Assets held for sale or exchange and liabilities related to assets held for sale or exchange - Summary of Assets Held for Sale or Exchange, and Liabilities Related to Assets Held for Sale or Exchange (Details) - EUR (€)
€ in Millions
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Assets held for sale or exchange	€ 15	€ 85	€ 89
Liabilities related to assets held for sale or exchange	€ 13	€ 10	€ 0